Net Loss Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Net Loss Per Share
Note 13. Net loss per share
The Company has two classes of common stock authorized: Class A common stock and Class X common stock. The rights of the holders of Class A and Class X common stock are identical, except with respect to voting and conversion. Each share of Class A common stock is entitled to one vote per share and each share of Class X common stock is entitled to twenty votes per share. Each share of Class X common stock is convertible into one share of Class A common stock at the option of the holder at any time or automatically upon certain events described in the Company’s amended and restated certificate of incorporation. The Company allocates undistributed earnings attributable to common stock between the common stock classes on a one-to-one
basis when computing net loss per share. As a result, basic and diluted net income per share of Class A common stock and per
share of Class X common stock are equivalent.
The following table sets forth the computation of the basic and diluted net loss per share:

	Three Months Ended March 31,
	2022	2021
Numerator:
Net loss	$(53,633)	$(41,046)

Denominator:
Weighted average shares outstanding, basic and diluted	41,633,152	36,239,733

Basic and diluted earnings per share:
Class A common stock	$(1.29)	$(1.13)

Class X common stock	$(1.29)	$(1.13)

The Company’s potential dilutive securities, which include stock options, RSUs, convertible preferred stock, Earnout Shares and vested warrants, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share is the same.
The weighted-average common shares and thus the net loss per share calculations and potentially dilutive security amounts for all periods prior to the Business Combination have been retrospectively adjusted to the equivalent number of shares outstanding immediately after the Business Combination to effect the reverse recapitalization. Historically reported weighted average shares outstanding have been multiplied by the exchange ratio of approximately 0.1841 (see Note 1).

Starry, Inc [Member]
Net Loss Per Share
Note 13. Net loss per share
The following table sets forth the computation of the basic and diluted net loss per share:

	December 31,
	2021	2020
Numerator:
Net loss attributable to common stockholder	$(166,545)	$(125,093)

Denominator:
Weighted average shares outstanding, basic and diluted	36,569,966	35,743,961

Basic and diluted earnings per share:
Voting common stock	$(4.55)	$(3.50)

Non-voting common stock	$(4.55)	$(3.50)

The Company’s potential dilutive securities, which include stock options, convertible preferred stock and vested warrants, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share is the same.

The Company issued warrants that were contingently exercisable into shares of non-voting common
stock upon meeting certain performance conditions or the occurrence of certain specified future events. The unvested warrants were not included in the computation of dilutive net loss per share for the periods presented as none of the performance conditions or certain specified future events had been satisfied as of December 31, 2021 or 2020. However, had the contingencies been satisfied as of December 31, 2021 or 2020, the warrants would have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share.
The Company issued convertible notes payable during 2020 that were contingently convertible into shares of non-voting common
stock upon the occurrence of certain specified future events. The Company’s contingently convertible notes payable did not meet the condition to be converted to common stock as of December 31, 2020 and therefore were not included in the computation of dilutive net loss per share for the year ended December 31, 2020. However, had the contingency been satisfied as of December 31, 2020, the notes would have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share.
The number of shares underlying the Company’s outstanding stock options, redeemable, convertible preferred stock and warrants are summarized and disclose in Note 5.